Property and equipment	3 Months Ended
Nov. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment

8.           Property and equipment

Cost	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2020	221,653	486,340	173,091	881,084
Additions	-	64,145	-	64,145
Disposal of Motorsports	(2,631)	(47,645)	(18,118)	(68,394)
Effect of foreign exchange	(49)	(432)	(382)	(863)
November 30, 2020	218,973	502,408	154,591	875,972

August 31, 2021	218,851	603,607	173,044	995,502
Additions	-	13,829	-	13,829
Foreign exchange	(398)	776	(2,467)	(2,089)
November 30, 2021	218,453	618,212	170,577	1,007,242

Accumulated depreciation	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2020	57,517	307,508	106,670	471,695
Depreciation	(120)	15,634	1,772	17,286
Disposal of Motorsports	-	(11,068)	(9,910)	(20,978)
Foreign exchange	10	425	(224)	211
November 30, 2020	57,407	312,499	98,308	468,214

August 31, 2021	63,367	406,231	122,093	591,691
Depreciation	1,743	22,953	4,222	28,918
Foreign exchange	(258)	(2,160)	(53)	(2,471)
November 30, 2021	64,852	427,024	126,262	618,138

Net book value	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2021	155,484	197,376	50,951	403,811
November 30, 2021	153,601	191,188	44,315	389,104